UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® ETF (formerly Fidelity® Nasdaq Composite Index Tracking Stock)

Annual Report

November 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®, and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2021	Past 1 year	Past 5 year	Past 10 year
Fidelity® Nasdaq Composite Index® ETF - NAV	28.23%	204.89%	554.98%
Fidelity® Nasdaq Composite Index® ETF - Market Price	27.89%	203.98%	556.83%
Nasdaq Composite Index®	28.20%	206.19%	562.02%
S&P 500 Index	27.92%	127.81%	347.26%

Average Annual Total Returns

For the periods ended November 30, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® ETF - NAV	28.23%	24.98%	20.68%
Fidelity® Nasdaq Composite Index® ETF - Market Price	27.89%	24.90%	20.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® ETF - NAV on November 30, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® and S&P 500 Index performed over the same period.

Period Ending Values
$65,498	Fidelity® Nasdaq Composite Index® ETF - NAV
$66,202	Nasdaq Composite Index®
$44,726	S&P 500 Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 27.92% for the 12 months ending November 30, 2021, with U.S. equities rising on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. After the index closed 2020 at an all-time high, investors were hopeful as the new year began. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the rally resumed through August amid strong earnings. In early September, sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. In addition, the Fed signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The index returned -4.65% in September, its first monthly decline since January, but sharply reversed course with a 7.01% gain in October, driven by strength in earnings and notable improvement in the economy. By sector, energy gained about 57% to lead by a wide margin, followed by financials (+39%), whereas the defensive utilities (+8%) and consumer staples (+9%) groups notably lagged.

Comments from Geode Capital Management, LLC, passive equity index team:  For the fiscal year ending November 30, 2021, the fund gained 28.23%, roughly in line with the 28.20% advance of the benchmark NASDAQ Composite Index. By sector, information technology gained approximately 40% and contributed most, followed by consumer discretionary, which gained 25%, and communication services, which advanced 26%, lifted by the media & entertainment industry (+29%). The financials sector rose 35%, consumer staples gained 17%, and industrials advanced about 14%. Other notable contributors included the health care (+3%), energy (+69%), real estate (+7%), utilities (+10%), and materials (+9%) sectors. Turning to individual stocks, the top contributor was Microsoft (+56%), from the software & services segment. In technology hardware & equipment, Apple (+40%) was helpful and Alphabet (+62%) from the media & entertainment group also contributed. Tesla, within the automobiles & components category, rose 102% and Nvidia, within the semiconductors & semiconductor equipment industry, gained 144% and boosted the fund. Conversely, the biggest individual detractor was Zoom Video Communications (-56%), from the software & services group. PayPal, within the software & services segment, returned roughly -14% and hindered the fund. In telecommunication services, T-Mobile (-18%) hurt. Other detractors were Pinduoduo (-52%) and MercadoLibre (-23%), from the retailing industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On January 29, 2021, the fund's name changed from Fidelity® Nasdaq Composite Index® Tracking Stock to Fidelity® Nasdaq Composite Index® ETF. On April 8, 2021, the fund underwent a 10-for-1 share split. The effect of the share-split transaction was to multiply the number of outstanding shares of the Fund by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event did not impact the overall net assets of the fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2021

% of fund's net assets
Apple, Inc.	10.7
Microsoft Corp.	9.7
Amazon.com, Inc.	6.9
Tesla, Inc.	4.5
Alphabet, Inc. Class C	3.6
Alphabet, Inc. Class A	3.4
NVIDIA Corp.	3.2
Meta Platforms, Inc. Class A	3.1
Adobe, Inc.	1.3
Netflix, Inc.	1.1
47.5

Top Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	44.0
Consumer Discretionary	17.4
Communication Services	15.6
Health Care	8.4
Financials	4.4
Industrials	4.0
Consumer Staples	3.4
Real Estate	1.0
Utilities	0.6
Energy	0.4

Asset Allocation (% of fund's net assets)

As of November 30, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.8%

Schedule of Investments November 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	3,779	$270,803
Cogent Communications Group, Inc. (b)	11,457	858,473
Consolidated Communications Holdings, Inc. (a)	57,811	434,739
Frontier Communications Parent, Inc.	44,628	1,491,021
Iridium Communications, Inc. (a)(b)	29,804	1,145,964
Liberty Global PLC:
Class A (a)	40,196	1,061,174
Class C (a)	77,709	2,070,168
Liberty Latin America Ltd.:
Class A (a)	28,648	325,441
Class C (a)(b)	22,950	257,958
Orbsat Corp. (a)	20,278	82,937
Radius Global Infrastructure, Inc. (a)	56,044	924,726
		8,923,404
Entertainment - 1.9%
Activision Blizzard, Inc.	151,320	8,867,352
Bilibili, Inc. ADR (a)(b)	35,814	2,364,082
Electronic Arts, Inc.	56,590	7,029,610
Grom Social Enterprises, Inc. (b)	217,338	489,011
NetEase, Inc. ADR	64,706	6,970,777
Netflix, Inc. (a)	84,447	54,206,529
Playtika Holding Corp. (b)	77,407	1,331,400
Roku, Inc. Class A (a)(b)	21,948	4,995,584
Take-Two Interactive Software, Inc. (a)	22,182	3,679,550
Warner Music Group Corp. Class A	21,225	919,679
Zynga, Inc. (a)	231,496	1,395,921
		92,249,495
Interactive Media & Services - 10.7%
Alphabet, Inc.:
Class A (a)	56,782	161,144,477
Class C (a)	59,868	170,566,327
Baidu, Inc. sponsored ADR (a)	53,558	8,025,131
CarGurus, Inc. Class A (a)(b)	22,750	853,125
Creatd, Inc. (a)(b)	99,944	251,859
Hello Group, Inc. ADR	41,820	483,857
IAC (a)(b)	16,285	2,176,490
JOYY, Inc. ADR	9,919	507,853
Match Group, Inc. (a)	53,456	6,948,745
Meta Platforms, Inc. Class A (a)	452,910	146,951,179
QuinStreet, Inc. (a)	45,099	690,466
Taboola.com Ltd. (b)	34,245	269,166
TripAdvisor, Inc. (a)	26,987	697,884
Vimeo, Inc. (b)	26,419	510,151
Weibo Corp. sponsored ADR (a)	17,485	696,078
Yandex NV Series A (a)(b)	64,105	4,611,714
Ziff Davis, Inc. (a)	10,111	1,151,340
Zoominfo Technologies, Inc. (a)	70,454	4,347,012
		510,882,854
Media - 2.2%
Advantage Solutions, Inc. Class A (a)(b)	73,598	532,114
AMC Networks, Inc. Class A (a)(b)	19,357	747,374
Charter Communications, Inc. Class A (a)	34,899	22,554,526
Comcast Corp. Class A	886,504	44,307,470
comScore, Inc. (a)(b)	98,396	341,434
Creative Realities, Inc. (a)(b)	15,548	26,276
Criteo SA sponsored ADR (a)	12,955	486,590
Discovery Communications, Inc.:
Class A (a)	33,764	785,688
Class C (non-vtg.) (a)	64,607	1,467,225
DISH Network Corp. Class A (a)	61,033	1,907,281
Fox Corp.:
Class A	71,623	2,557,657
Class B	55,798	1,874,813
iHeartMedia, Inc. (a)(b)	55,701	1,092,297
Integral Ad Science Holding Corp. (b)	27,065	607,339
Liberty Broadband Corp.:
Class A (a)	5,098	772,755
Class C (a)	31,272	4,842,469
Liberty Media Corp.:
Liberty Braves Class C (a)	22,468	618,095
Liberty Formula One Group Series C (a)	42,923	2,614,869
Liberty SiriusXM Series A (a)	22,219	1,084,287
Liberty SiriusXM Series C (a)	46,538	2,277,104
Magnite, Inc. (a)(b)	26,348	464,515
News Corp.:
Class A	80,878	1,748,582
Class B	44,373	956,238
Nexstar Broadcasting Group, Inc. Class A	9,998	1,494,701
Scholastic Corp. (b)	25,320	953,045
Sinclair Broadcast Group, Inc. Class A (b)	14,076	328,393
Sirius XM Holdings, Inc. (b)	834,065	5,087,797
TechTarget, Inc. (a)(b)	10,223	987,848
Troika Media Group, Inc. (b)	183,849	273,935
ViacomCBS, Inc. Class B	116,050	3,591,748
		107,384,465
Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA (a)(b)	19,176	598,483
T-Mobile U.S., Inc. (a)	241,350	26,261,294
VEON Ltd. sponsored ADR (a)	417,713	722,643
Vodafone Group PLC sponsored ADR	81,531	1,196,875
		28,779,295

TOTAL COMMUNICATION SERVICES		748,219,513

CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.2%
Dorman Products, Inc. (a)	7,121	790,289
Fox Factory Holding Corp. (a)(b)	9,923	1,744,166
Gentex Corp. (b)	45,898	1,580,268
Gentherm, Inc. (a)	8,568	723,568
Patrick Industries, Inc.	8,025	640,154
The Goodyear Tire & Rubber Co. (a)	59,324	1,193,006
Visteon Corp. (a)	5,741	608,087
		7,279,538
Automobiles - 5.4%
Arcimoto, Inc. (a)(b)	59,256	606,189
Arrival SA (b)	82,914	778,562
Li Auto, Inc. ADR (a)	108,617	3,849,386
Lordstown Motors Corp. Class A (a)(b)	183,921	860,750
Lucid Group, Inc. Class A (a)(b)	308,334	16,335,535
Rivian Automotive, Inc. (b)	161,530	19,344,833
Tesla, Inc. (a)	187,491	214,632,197
Workhorse Group, Inc. (a)(b)	120,070	701,209
		257,108,661
Distributors - 0.2%
LKQ Corp.	54,078	3,022,960
Pool Corp.	7,949	4,404,700
		7,427,660
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	17,589	418,442
Afya Ltd. (a)(b)	19,839	280,722
Amesite, Inc. (a)(b)	29,190	35,028
Duolingo, Inc. (b)	2,044	225,228
Frontdoor, Inc. (a)	19,302	667,077
Grand Canyon Education, Inc. (a)	10,572	766,153
Laureate Education, Inc. Class A	32,682	326,820
Strategic Education, Inc. (b)	6,153	329,186
Udemy, Inc.	23,238	638,813
		3,687,469
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A	64,048	11,050,842
Booking Holdings, Inc. (a)	8,153	17,136,383
Caesars Entertainment, Inc. (a)	42,535	3,831,127
Churchill Downs, Inc.	8,270	1,854,299
Cracker Barrel Old Country Store, Inc.	5,500	671,110
DraftKings, Inc. Class A (a)(b)	76,407	2,639,862
Expedia, Inc. (a)	27,868	4,489,256
Golden Entertainment, Inc. (a)	14,254	654,401
Huazhu Group Ltd. ADR (a)	34,286	1,354,983
Jack in the Box, Inc. (b)	4,379	361,705
MakeMyTrip Ltd. (a)	17,675	430,386
Marriott International, Inc. Class A (a)	65,039	9,597,155
Monarch Casino & Resort, Inc. (a)	5,747	387,175
Papa John's International, Inc. (b)	7,289	888,675
Penn National Gaming, Inc. (a)	32,372	1,658,418
Red Rock Resorts, Inc.	8,651	411,269
Scientific Games Corp. Class A (a)	22,390	1,431,169
Sportradar Holding AG (b)	37,313	601,112
Starbucks Corp.	228,900	25,096,596
Texas Roadhouse, Inc. Class A	15,208	1,261,352
The Cheesecake Factory, Inc. (a)(b)	11,894	455,778
Trip.com Group Ltd. ADR (a)	108,176	2,974,840
Wendy's Co. (b)	50,289	1,034,948
Wingstop, Inc. (b)	7,184	1,153,750
Wynn Resorts Ltd. (a)	22,612	1,831,798
		93,258,389
Household Durables - 0.3%
Aterian, Inc. (a)(b)	46,662	227,711
Cavco Industries, Inc. (a)	2,479	737,478
Garmin Ltd.	38,063	5,082,933
Green Brick Partners, Inc. (a)	17,898	446,555
Helen of Troy Ltd. (a)	5,338	1,283,789
iRobot Corp. (a)(b)	5,554	421,604
LGI Homes, Inc. (a)(b)	7,445	1,069,549
Newell Brands, Inc.	87,142	1,870,939
Purple Innovation, Inc. (a)(b)	14,396	148,567
Snap One Holdings Corp. (b)	13,652	299,525
Sonos, Inc. (a)	27,919	883,636
		12,472,286
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	94,635	331,891,569
Dada Nexus Ltd. ADR (a)	38,619	697,845
eBay, Inc.	139,786	9,429,964
Etsy, Inc. (a)	24,946	6,849,673
Global-e Online Ltd.	26,316	1,748,435
JD.com, Inc. sponsored ADR (a)	162,524	13,669,894
Just Eat Takeaway.com NV ADR (b)	32,771	408,327
MercadoLibre, Inc. (a)	9,988	11,869,839
Newegg Commerce, Inc. (a)(b)	74,412	1,371,413
Overstock.com, Inc. (a)(b)	10,784	962,580
Pinduoduo, Inc. ADR (a)	78,405	5,213,933
Qurate Retail, Inc. Series A	83,989	671,912
Stitch Fix, Inc. (a)	13,949	347,330
		385,132,714
Leisure Products - 0.1%
BRP, Inc. (b)	5,416	428,460
Hasbro, Inc.	27,984	2,711,929
Malibu Boats, Inc. Class A (a)	8,290	575,906
Mattel, Inc. (a)	74,084	1,571,322
Peloton Interactive, Inc. Class A (a)	34,804	1,531,376
Vinco Ventures, Inc. (a)(b)	70,259	213,587
		7,032,580
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	46,997	6,289,609
Franchise Group, Inc. (b)	11,785	562,734
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,409	891,773
		7,744,116
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc. (a)	24,542	1,095,064
Bed Bath & Beyond, Inc. (a)(b)	28,114	515,330
Five Below, Inc. (a)	11,879	2,416,664
Leslie's, Inc. (a)(b)	39,150	820,584
Monro, Inc. (b)	8,386	469,784
National Vision Holdings, Inc. (a)	18,750	900,750
O'Reilly Automotive, Inc. (a)	13,781	8,794,483
Petco Health & Wellness Co., Inc. (b)	41,240	790,571
Rent-A-Center, Inc.	14,309	632,029
Ross Stores, Inc.	70,016	7,638,045
Sleep Number Corp. (a)(b)	8,809	702,782
The ODP Corp. (a)	15,127	571,196
Tractor Supply Co.	22,552	5,081,642
Ulta Beauty, Inc. (a)	10,903	4,186,207
Urban Outfitters, Inc. (a)(b)	24,439	773,983
		35,389,114
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	14,417	1,406,090
Crocs, Inc. (a)	16,012	2,626,288
lululemon athletica, Inc. (a)	24,296	11,040,345
Steven Madden Ltd.	20,059	951,800
		16,024,523

TOTAL CONSUMER DISCRETIONARY		832,557,050

CONSUMER STAPLES - 3.4%
Beverages - 1.4%
Celsius Holdings, Inc. (a)(b)	16,956	1,159,960
Coca-Cola Bottling Co. Consolidated	1,845	1,052,702
Coca-Cola European Partners PLC (b)	82,612	4,078,554
Keurig Dr. Pepper, Inc.	276,106	9,384,843
Monster Beverage Corp. (a)	102,542	8,590,969
National Beverage Corp. (b)	21,253	1,103,881
PepsiCo, Inc.	259,106	41,399,957
		66,770,866
Food & Staples Retailing - 1.2%
Andersons, Inc.	21,781	740,118
Casey's General Stores, Inc. (b)	8,076	1,569,086
Costco Wholesale Corp.	83,940	45,275,557
Sprouts Farmers Market LLC (a)(b)	30,113	796,790
Walgreens Boots Alliance, Inc.	175,665	7,869,792
		56,251,343
Food Products - 0.7%
Beyond Meat, Inc. (a)(b)	13,211	928,205
Bridgford Foods Corp. (a)(b)	2,535	29,406
Cal-Maine Foods, Inc. (a)(b)	12,312	443,971
Freshpet, Inc. (a)	9,126	985,791
J&J Snack Foods Corp. (b)	4,505	615,293
Lancaster Colony Corp.	5,555	812,141
Mission Produce, Inc. (a)(b)	27,277	483,076
Mondelez International, Inc.	255,612	15,065,771
Nuzee, Inc. (a)(b)	25,196	117,161
Pilgrim's Pride Corp. (a)	55,411	1,555,941
Sanderson Farms, Inc.	5,389	1,011,946
Tattooed Chef, Inc. (a)(b)	18,381	295,750
The Hain Celestial Group, Inc. (a)	23,291	918,364
The Kraft Heinz Co.	246,989	8,301,300
The Simply Good Foods Co. (a)(b)	23,446	866,799
		32,430,915
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,640	634,644
Reynolds Consumer Products, Inc. (b)	44,541	1,299,706
WD-40 Co. (b)	3,171	711,414
		2,645,764
Personal Products - 0.1%
Inter Parfums, Inc.	8,422	739,704
Olaplex Holdings, Inc. (b)	127,000	3,422,650
		4,162,354

TOTAL CONSUMER STAPLES		162,261,242

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Championx Corp. (a)	39,279	801,684
CSI Compressco LP	52,861	63,962
Patterson-UTI Energy, Inc. (b)	118,201	834,499
Smart Sand, Inc. (a)(b)	76,985	147,811
		1,847,956
Oil, Gas & Consumable Fuels - 0.4%
Altus Midstream Co. (b)	7,979	505,709
Amplify Energy Corp. warrants 5/4/22 (a)	322	6
APA Corp.	112,507	2,899,305
Centennial Resource Development, Inc. Class A (a)(b)	181,603	1,131,387
Chesapeake Energy Corp. (b)	19,010	1,131,855
Clean Energy Fuels Corp. (a)(b)	81,806	586,549
Diamondback Energy, Inc.	44,521	4,751,726
National Energy Services Reunited Corp. (a)	22,194	219,943
New Fortress Energy, Inc. (b)	35,447	882,276
Oasis Midstream Partners LP	32,828	699,236
Oasis Petroleum, Inc. (b)	6,379	764,842
PDC Energy, Inc.	27,388	1,381,177
Plains All American Pipeline LP	143,760	1,336,968
Plains GP Holdings LP Class A	36,958	369,580
Renewable Energy Group, Inc. (a)	9,696	463,275
		17,123,834

TOTAL ENERGY		18,971,790

FINANCIALS - 4.4%
Banks - 1.7%
Ameris Bancorp	17,480	850,752
Atlantic Union Bankshares Corp.	19,775	642,885
BancFirst Corp. (b)	11,931	759,170
Bank OZK	30,133	1,347,246
Banner Corp.	9,960	570,509
BCB Bancorp, Inc.	21,181	311,149
BOK Financial Corp. (b)	15,970	1,648,264
Cathay General Bancorp (b)	20,116	843,062
City Holding Co.	10,920	856,783
Columbia Banking Systems, Inc.	18,147	596,310
Commerce Bancshares, Inc.	25,351	1,769,500
CVB Financial Corp.	33,888	647,600
East West Bancorp, Inc.	30,827	2,373,679
Eastern Bankshares, Inc.	46,162	929,241
Enterprise Bancorp, Inc. (b)	8,512	335,543
Fifth Third Bancorp	146,594	6,178,937
First Bancorp, North Carolina	48,657	2,162,317
First Citizens Bancshares, Inc. (b)	1,950	1,567,761
First Financial Bankshares, Inc. (b)	32,028	1,598,838
First Hawaiian, Inc.	37,232	977,340
First Internet Bancorp	15,923	689,625
First Interstate Bancsystem, Inc. (b)	11,521	470,057
First Merchants Corp.	14,497	578,285
Fulton Financial Corp.	42,988	678,781
German American Bancorp, Inc.	17,590	688,297
Glacier Bancorp, Inc.	28,965	1,572,800
Hancock Whitney Corp.	21,843	1,043,659
HomeStreet, Inc.	19,904	982,660
Hope Bancorp, Inc.	78,520	1,126,762
Howard Bancorp, Inc. (a)	36,617	756,507
Huntington Bancshares, Inc.	315,782	4,686,205
Independent Bank Corp., Massachusetts (b)	8,371	661,811
Independent Bank Group, Inc.	10,703	743,109
International Bancshares Corp.	10,694	449,255
Investar Holding Corp.	12,480	223,642
Investors Bancorp, Inc.	63,030	938,517
Lakeland Financial Corp. (b)	14,128	997,719
Live Oak Bancshares, Inc. (b)	14,101	1,256,399
Meta Financial Group, Inc. (b)	10,337	617,842
OceanFirst Financial Corp.	28,376	584,829
Old National Bancorp, Indiana (b)	41,177	727,186
Pacific Premier Bancorp, Inc. (b)	23,140	896,675
PacWest Bancorp	28,915	1,293,657
Peoples United Financial, Inc.	95,034	1,619,379
Pinnacle Financial Partners, Inc.	17,066	1,628,267
Popular, Inc.	19,190	1,493,366
Renasant Corp.	15,295	557,197
Republic Bancorp, Inc., Kentucky Class A	9,729	498,417
Seacoast Banking Corp., Florida	17,502	591,043
Signature Bank	11,626	3,514,540
Simmons First National Corp. Class A (b)	28,064	816,943
Southstate Corp.	15,932	1,244,926
Stock Yards Bancorp, Inc. (b)	11,524	689,481
SVB Financial Group (a)	10,783	7,465,394
Texas Capital Bancshares, Inc. (a)	12,269	690,990
TowneBank	10,700	327,313
Trustmark Corp. (b)	20,940	640,973
UMB Financial Corp.	11,500	1,156,670
Umpqua Holdings Corp.	52,819	1,006,730
United Bankshares, Inc., West Virginia (b)	29,855	1,066,719
United Community Bank, Inc. (b)	21,905	750,684
Valley National Bancorp	85,006	1,142,481
WesBanco, Inc.	17,948	584,207
Westamerica Bancorp. (b)	11,164	600,400
Wintrust Financial Corp.	13,609	1,191,196
Zions Bancorp NA	35,721	2,253,281
		81,161,762
Capital Markets - 1.6%
B. Riley Financial, Inc.	9,837	761,679
BGC Partners, Inc. Class A	126,184	564,042
Carlyle Group LP	74,619	4,080,913
CME Group, Inc.	72,039	15,886,040
Coinbase Global, Inc. (b)	28,800	9,072,000
Cowen Group, Inc. Class A (b)	9,005	318,597
Focus Financial Partners, Inc. Class A (a)	15,523	955,285
Freedom Holding Corp. (a)(b)	14,115	944,858
Futu Holdings Ltd. ADR (a)(b)	9,764	463,692
Greenpro Capital Corp. (a)(b)	533,447	439,934
Hamilton Lane, Inc. Class A (b)	10,087	1,066,902
Interactive Brokers Group, Inc.	19,959	1,473,373
LPL Financial	16,999	2,679,212
MarketAxess Holdings, Inc.	7,705	2,717,476
Morningstar, Inc.	9,140	2,836,416
NASDAQ, Inc.	32,672	6,639,931
Northern Trust Corp.	46,029	5,325,555
Open Lending Corp. (a)	28,739	667,894
Pioneer Merger Corp. Class A (b)	35,814	355,991
Robinhood Markets, Inc. (b)	130,225	3,378,037
SEI Investments Co.	31,103	1,854,672
T. Rowe Price Group, Inc.	44,113	8,820,394
Tradeweb Markets, Inc. Class A	17,611	1,690,656
Virtu Financial, Inc. Class A (b)	29,823	840,412
Virtus Investment Partners, Inc.	2,098	623,903
WisdomTree Investments, Inc. (b)	49,422	303,451
XP, Inc. Class A (a)	73,202	2,099,433
		76,860,748
Consumer Finance - 0.3%
360 DigiTech, Inc. ADR	38,447	895,046
Credit Acceptance Corp. (a)(b)	3,835	2,396,492
First Cash Financial Services, Inc.	10,143	647,529
Katapult Holdings, Inc. (a)(b)	92,621	364,001
LendingTree, Inc. (a)	2,819	319,618
LexinFintech Holdings Ltd. ADR (a)(b)	83,203	349,453
Navient Corp.	78,073	1,540,380
PRA Group, Inc. (a)	12,491	530,368
SLM Corp. (b)	84,601	1,504,206
SoFi Technologies, Inc.	166,426	2,862,527
Upstart Holdings, Inc. (b)	15,427	3,160,838
		14,570,458
Diversified Financial Services - 0.0%
Iron Spark I, Inc. Class A	9,695	97,144
LM Funding America, Inc. (a)(b)	78,922	416,708
		513,852
Insurance - 0.6%
American National Group, Inc.	4,498	851,247
Amerisafe, Inc.	5,835	309,780
Arch Capital Group Ltd. (a)	84,639	3,417,723
Brighthouse Financial, Inc. (a)	21,598	1,049,879
BRP Group, Inc. (a)	11,289	418,145
Cincinnati Financial Corp.	33,580	3,824,762
Enstar Group Ltd. (a)	4,276	953,976
Erie Indemnity Co. Class A	9,688	1,800,127
Goosehead Insurance (b)	5,343	701,643
Kinsale Capital Group, Inc. (b)	5,135	1,068,080
MetroMile, Inc. (a)	2	5
Oxbridge Re Holdings Ltd. (a)(b)	74,972	326,878
Palomar Holdings, Inc. (a)(b)	8,092	591,363
Principal Financial Group, Inc.	57,431	3,938,618
Root, Inc. (a)(b)	119,093	473,990
Safety Insurance Group, Inc.	4,609	356,137
Selective Insurance Group, Inc.	13,859	1,046,909
Trupanion, Inc. (a)(b)	8,691	1,071,774
Willis Towers Watson PLC	26,218	5,921,073
		28,122,109
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	50,947	778,980
New York Mortgage Trust, Inc.	112,738	420,513
		1,199,493
Thrifts & Mortgage Finance - 0.2%
Broadway Financial Corp. (a)(b)	99,695	263,195
Capitol Federal Financial, Inc.	38,641	438,962
Carver Bancorp, Inc. (a)(b)	41,384	485,434
Enact Holdings, Inc.	29,558	613,624
Home Point Capital, Inc. (b)	41,507	159,802
Merchants Bancorp	5,538	252,588
Mr. Cooper Group, Inc. (a)	24,847	975,742
NMI Holdings, Inc. (a)	47,610	933,156
Northwest Bancshares, Inc. (b)	57,362	761,767
TFS Financial Corp.	75,267	1,354,806
Washington Federal, Inc.	24,148	784,569
WSFS Financial Corp.	17,561	873,133
		7,896,778

TOTAL FINANCIALS		210,325,200

HEALTH CARE - 8.4%
Biotechnology - 4.6%
Adicet Bio, Inc. (a)	44,675	475,342
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)(b)	16,748	596,564
Aileron Therapeutics, Inc. (a)(b)	262,048	161,657
Alector, Inc. (a)(b)	31,158	643,413
Alkermes PLC (a)	38,049	834,034
Allakos, Inc. (a)(b)	11,326	887,392
Allovir, Inc. (a)(b)	27,583	481,599
Alnylam Pharmaceuticals, Inc. (a)	24,074	4,424,801
ALX Oncology Holdings, Inc. (a)(b)	12,852	413,320
Amgen, Inc.	112,188	22,311,949
Amicus Therapeutics, Inc. (a)(b)	59,723	639,633
Apellis Pharmaceuticals, Inc. (a)	15,663	659,099
Applied Genetic Technologies Corp. (a)(b)	220,977	479,520
Aptorum Group Ltd. (a)(b)	292,721	553,243
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,731	625,307
Arena Pharmaceuticals, Inc. (a)	14,906	812,228
Argenx SE ADR (a)	5,117	1,428,718
Aridis Pharmaceuticals, Inc. (a)(b)	5,375	12,148
Arrowhead Pharmaceuticals, Inc. (a)(b)	21,955	1,537,948
Ascendis Pharma A/S sponsored ADR (a)	10,099	1,383,765
Aslan Pharmaceuticals Ltd. ADR (a)	80	115
Atara Biotherapeutics, Inc. (a)(b)	61,899	1,107,373
Aurinia Pharmaceuticals, Inc. (a)(b)	53,842	1,014,383
Beam Therapeutics, Inc. (a)(b)	13,056	1,033,382
BeiGene Ltd. ADR (a)	9,568	3,325,167
Benitec Biopharma, Inc. (a)(b)	10,496	32,118
BioCryst Pharmaceuticals, Inc. (a)(b)	45,627	550,262
Biogen, Inc. (a)	31,065	7,323,263
BioMarin Pharmaceutical, Inc. (a)(b)	37,561	3,241,139
BioNTech SE ADR (a)	13,168	4,631,712
Black Diamond Therapeutics, Inc. (a)(b)	65,994	395,964
Blueprint Medicines Corp. (a)	13,304	1,279,845
BridgeBio Pharma, Inc. (a)(b)	42,261	1,711,571
C4 Therapeutics, Inc. (a)(b)	14,910	553,459
CareDx, Inc. (a)(b)	13,092	564,789
Century Therapeutics, Inc. (b)	10,038	191,826
Cerevel Therapeutics Holdings (a)(b)	47,006	1,466,117
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)(b)	22,241	413,015
Cortexyme, Inc. (a)(b)	14,479	188,372
CRISPR Therapeutics AG (a)(b)	14,814	1,183,639
CureVac NV (a)(b)	36,596	1,764,659
Cyclerion Therapeutics, Inc. (a)	197,750	431,095
Cyclo Therapeutics, Inc. (a)(b)	7,085	38,188
Cytokinetics, Inc. (a)(b)	21,316	838,571
Deciphera Pharmaceuticals, Inc. (a)	9,073	78,300
Denali Therapeutics, Inc. (a)	21,076	974,976
Dicerna Pharmaceuticals, Inc. (a)	20,771	789,506
Editas Medicine, Inc. (a)(b)	17,233	562,830
Enanta Pharmaceuticals, Inc. (a)	14,729	1,300,276
Erasca, Inc. (b)	20,998	297,542
Evelo Biosciences, Inc. (a)(b)	44,305	381,909
Exact Sciences Corp. (a)	32,013	2,732,950
Exelixis, Inc. (a)	68,313	1,146,975
Fate Therapeutics, Inc. (a)	16,334	898,533
Forte Biosciences, Inc. (a)(b)	87,239	232,056
Galectin Therapeutics, Inc. (a)(b)	51,278	134,861
Generation Bio Co. (a)(b)	28,157	483,456
Gilead Sciences, Inc.	246,899	17,018,748
Global Blood Therapeutics, Inc. (a)	25,494	720,460
Grifols SA ADR	30,988	332,501
Halozyme Therapeutics, Inc. (a)(b)	32,047	1,053,705
Horizon Therapeutics PLC (a)	43,742	4,538,670
I-Mab ADR (a)	18,230	1,102,186
IGM Biosciences, Inc. (a)(b)	5,676	283,346
ImmunityBio, Inc. (a)(b)	98,793	769,597
Impel Neuropharma, Inc. (b)	35,218	325,414
Incyte Corp. (a)	45,073	3,052,344
Indaptus Therapeutics, Inc. (b)	58,573	348,509
Inhibrx, Inc. (a)(b)	25,418	1,027,650
Inmune Bio, Inc. (a)(b)	23,160	297,606
Inovio Pharmaceuticals, Inc. (a)(b)	74,401	538,663
Insmed, Inc. (a)	24,106	663,397
Instil Bio, Inc. (b)	40,089	881,156
Intellia Therapeutics, Inc. (a)	15,364	1,767,014
Iovance Biotherapeutics, Inc. (a)	34,216	640,524
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	43,508	482,504
iTeos Therapeutics, Inc. (a)(b)	23,185	818,431
Kalvista Pharmaceuticals, Inc. (a)(b)	28,375	411,438
Karuna Therapeutics, Inc. (a)(b)	6,617	846,314
Keros Therapeutics, Inc. (a)	17,235	961,541
Kintara Therapeutics, Inc. (a)(b)	223,223	156,256
Kodiak Sciences, Inc. (a)(b)	11,159	1,024,843
Kronos Bio, Inc. (a)(b)	26,390	311,666
Krystal Biotech, Inc. (a)(b)	14,607	1,176,594
Kymera Therapeutics, Inc. (a)	11,292	626,932
Ligand Pharmaceuticals, Inc.:
General CVR (a)(c)	1,530	12
Glucagon CVR (a)	1,530	11
rights (a)	1,530	11
TR Beta CVR (a)(c)	1,530	214
Lixte Biotechnology Holdings, Inc. (a)(b)	14,693	23,509
Lyell Immunopharma, Inc. (b)	44,344	423,485
Macrogenics, Inc. (a)	23,206	408,426
Madrigal Pharmaceuticals, Inc. (a)(b)	8,856	732,480
Mirati Therapeutics, Inc. (a)(b)	9,301	1,272,098
Moderna, Inc. (a)	77,421	27,285,483
Morphic Holding, Inc. (a)	7,261	346,350
Myriad Genetics, Inc. (a)	13,887	359,118
Natera, Inc. (a)(b)	19,449	1,778,806
Neurocrine Biosciences, Inc. (a)	19,663	1,636,945
Novavax, Inc. (a)(b)	14,655	3,057,473
Nurix Therapeutics, Inc. (a)(b)	19,879	572,913
Ocugen, Inc. (a)(b)	73,371	465,172
OncoSec Medical, Inc. (a)	38,985	46,002
Opko Health, Inc. (a)(b)	194,629	764,892
Organogenesis Holdings, Inc. Class A (a)(b)	67,655	680,609
ORIC Pharmaceuticals, Inc. (a)(b)	33,122	458,408
Orphazyme A/S ADR (a)(b)	153,665	497,875
Prelude Therapeutics, Inc. (a)	2	29
Prothena Corp. PLC (a)	23,476	1,177,321
PTC Therapeutics, Inc. (a)(b)	15,575	578,767
Regeneron Pharmaceuticals, Inc. (a)	20,574	13,095,968
REGENXBIO, Inc. (a)(b)	21,251	680,032
Relay Therapeutics, Inc. (a)(b)	20,806	612,113
Repligen Corp. (a)(b)	9,785	2,803,403
Replimune Group, Inc. (a)(b)	15,355	437,464
Revolution Medicines, Inc. (a)(b)	19,298	533,783
Rocket Pharmaceuticals, Inc. (a)(b)	14,240	347,883
Rubius Therapeutics, Inc. (a)(b)	23,039	284,762
Sana Biotechnology, Inc. (b)	55,422	1,053,572
Sangamo Therapeutics, Inc. (a)	35,772	296,550
Sarepta Therapeutics, Inc. (a)	6,663	538,437
Savara, Inc. (a)	292,351	315,739
Seagen, Inc. (a)	36,870	5,899,200
Sesen Bio, Inc. (a)	534,445	561,167
Shattuck Labs, Inc. (a)(b)	34,278	290,677
Sigilon Therapeutics, Inc. (b)	23,542	88,518
Sonnet Biotherapeutics Holding (a)(b)	459,805	261,537
Sorrento Therapeutics, Inc. (a)(b)	102,423	610,441
Springworks Therapeutics, Inc. (a)	11,368	816,791
Stoke Therapeutics, Inc. (a)	29,545	735,671
Tempest Therapeutics, Inc. (a)	8,543	84,576
TG Therapeutics, Inc. (a)(b)	24,832	377,446
Tiziana Life Sciences Ltd. (b)	125,539	158,179
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Twist Bioscience Corp. (a)	10,454	998,357
Ultragenyx Pharmaceutical, Inc. (a)(b)	13,577	1,021,398
uniQure B.V. (a)(b)	8,571	238,702
United Therapeutics Corp. (a)	9,871	1,870,555
Vaxcyte, Inc. (a)(b)	37,117	756,444
Veracyte, Inc. (a)	15,827	656,504
Vericel Corp. (a)(b)	5,769	214,664
Vertex Pharmaceuticals, Inc. (a)	51,203	9,571,889
Verve Therapeutics, Inc. (b)	9,430	321,374
Vir Biotechnology, Inc. (a)(b)	22,749	1,078,758
Xencor, Inc. (a)(b)	14,395	521,387
Y-mAbs Therapeutics, Inc. (a)(b)	29,295	500,359
Yield10 Bioscience, Inc. (a)(b)	7,977	38,928
Zai Lab Ltd. ADR (a)	10,609	734,673
Zentalis Pharmaceuticals, Inc. (a)(b)	17,627	1,446,295
		218,281,778
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	9,295	2,925,880
Align Technology, Inc. (a)	15,678	9,587,567
Atricure, Inc. (a)(b)	11,319	717,625
Axonics Modulation Technologies, Inc. (a)(b)	11,617	632,081
BioLife Solutions, Inc. (a)(b)	9,640	367,862
Cardiovascular Systems, Inc. (a)	11,095	221,900
CryoPort, Inc. (a)(b)	11,168	742,002
Dentsply Sirona, Inc.	46,100	2,246,914
DexCom, Inc. (a)	19,443	10,938,437
GBS, Inc. (b)	62,586	123,920
Heska Corp. (a)(b)	3,084	496,401
Hologic, Inc. (a)	51,261	3,830,735
ICU Medical, Inc. (a)	4,815	1,089,201
IDEXX Laboratories, Inc. (a)	16,743	10,180,916
Inari Medical, Inc. (a)(b)	11,352	936,994
InMode Ltd. (a)	25,680	1,951,680
Insulet Corp. (a)	13,979	4,032,103
Integra LifeSciences Holdings Corp. (a)	18,656	1,193,051
Intuitive Surgical, Inc. (a)	68,717	22,287,672
iRhythm Technologies, Inc. (a)	5,850	617,760
LivaNova PLC (a)	14,912	1,195,346
Masimo Corp. (a)	11,328	3,150,543
Merit Medical Systems, Inc. (a)(b)	12,181	765,698
Mesa Laboratories, Inc. (b)	1,722	531,736
Neogen Corp. (a)(b)	24,288	974,677
Novocure Ltd. (a)(b)	21,501	2,013,354
NuVasive, Inc. (a)	22,530	1,082,792
Ortho Clinical Diagnostics Holdings PLC	39,600	757,944
Outset Medical, Inc. (a)	12,297	582,878
PetVivo Holdings, Inc.	6	17
Pulmonx Corp. (a)(b)	9,499	306,818
Quidel Corp. (a)	7,697	1,135,769
Reshape Lifesciences, Inc. (a)(b)	170,935	323,067
Shockwave Medical, Inc. (a)	6,634	1,195,712
Silk Road Medical, Inc. (a)(b)	8,493	344,646
Staar Surgical Co. (a)(b)	11,314	1,076,980
Tandem Diabetes Care, Inc. (a)(b)	12,428	1,597,247
		92,155,925
Health Care Providers & Services - 0.4%
1Life Healthcare, Inc. (a)	31,688	504,790
Acadia Healthcare Co., Inc. (a)	20,296	1,140,026
Accolade, Inc. (a)	13,717	352,115
AdaptHealth Corp. (a)	17,542	344,349
Alignment Healthcare, Inc. (b)	34,626	561,287
Amedisys, Inc. (a)(b)	5,377	750,898
Corvel Corp. (a)(b)	5,029	945,452
Covetrus, Inc. (a)	27,953	502,595
Fulgent Genetics, Inc. (a)	6,137	573,932
Guardant Health, Inc. (a)	20,393	2,143,712
HealthEquity, Inc. (a)(b)	17,210	941,043
Henry Schein, Inc. (a)	26,239	1,864,543
LHC Group, Inc. (a)	5,580	640,138
LifeStance Health Group, Inc. (b)	72,000	571,680
Modivcare, Inc. (a)	4,065	557,027
National Research Corp. Class A	7,141	285,997
Option Care Health, Inc. (a)	29,821	754,770
Patterson Companies, Inc.	23,367	735,359
Pennant Group, Inc. (a)	7,826	159,103
Premier, Inc.	27,813	1,031,028
Progenity, Inc.(a)(b)	157,504	492,988
Progyny, Inc. (a)(b)	20,376	1,034,490
R1 RCM, Inc. (a)(b)	51,297	1,221,895
Surgery Partners, Inc. (a)	18,472	819,418
The Ensign Group, Inc.	13,034	994,885
		19,923,520
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	40,641	675,860
Cerner Corp.	59,166	4,168,245
Certara, Inc.	28,780	775,045
Change Healthcare, Inc. (a)	67,186	1,362,532
Definitive Healthcare Corp. (b)	15,779	462,482
GoodRx Holdings, Inc. (a)(b)	15,434	616,125
Health Catalyst, Inc. (a)(b)	11,476	497,944
Nextgen Healthcare, Inc. (a)	20,778	322,059
Omnicell, Inc. (a)	10,248	1,813,896
		10,694,188
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)(b)	14,981	2,289,247
AbCellera Biologics, Inc. (b)	39,097	584,891
Absci Corp. (b)	16,440	173,442
Adaptive Biotechnologies Corp. (a)	28,126	733,807
Bio-Techne Corp.	8,078	3,813,058
Bruker Corp. (b)	31,717	2,568,760
Cytek Biosciences, Inc. (b)	23,760	479,239
ICON PLC (a)	15,353	4,152,526
Illumina, Inc. (a)	28,648	10,465,974
Maravai LifeSciences Holdings, Inc.	15,481	711,197
Medpace Holdings, Inc. (a)	8,227	1,706,362
Nanostring Technologies, Inc. (a)	10,569	434,386
NeoGenomics, Inc. (a)(b)	24,519	840,021
Pacific Biosciences of California, Inc. (a)(b)	39,238	910,714
PPD, Inc. (a)	36,262	1,707,940
Quanterix Corp. (a)	10,157	405,975
Sotera Health Co.	53,009	1,131,212
Syneos Health, Inc. (a)(b)	22,962	2,230,988
		35,339,739
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc. (a)(b)	24,881	486,672
Arvinas Holding Co. LLC (a)	19,395	1,466,456
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR	68,809	3,772,797
atai Life Sciences NV (b)	27,841	305,694
Aurora Cannabis, Inc. (a)(b)	131,752	845,848
Avenue Therapeutics, Inc. (a)	10,099	14,240
Axsome Therapeutics, Inc. (a)(b)	17,139	591,981
Cassava Sciences, Inc. (a)(b)	12,778	683,495
Corcept Therapeutics, Inc. (a)	28,066	589,386
Cronos Group, Inc. (a)(b)	52,378	237,272
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)(b)	103,314	76,845
Evoke Pharma, Inc. (a)(b)	30,580	23,238
Harmony Biosciences Holdings, Inc. (a)(b)	21,144	720,799
Innoviva, Inc. (a)	39,409	658,918
Intra-Cellular Therapies, Inc. (a)(b)	29,871	1,209,178
Jazz Pharmaceuticals PLC (a)	12,786	1,532,658
Kiora Pharmaceuticals, Inc. (a)(b)	264,160	404,165
Nektar Therapeutics (a)(b)	79,743	897,906
NGM Biopharmaceuticals, Inc. (a)(b)	48,908	881,322
NRX Pharmaceuticals, Inc. (a)(b)	41,024	274,040
Ocuphire Pharma, Inc. (a)(b)	26,676	104,303
Pacira Biosciences, Inc. (a)	10,850	570,927
Palisade Bio, Inc. (a)(b)	80,630	187,868
Reata Pharmaceuticals, Inc. (a)	4,606	394,274
Royalty Pharma PLC (b)	79,943	3,179,333
Sanofi SA sponsored ADR	42,049	2,000,271
Supernus Pharmaceuticals, Inc. (a)(b)	18,767	562,447
Tilray, Inc. Class 2 (a)(b)	85,583	866,100
Vallon Pharamceuticals, Inc.	2	11
Viatris, Inc.	246,315	3,032,138
Zogenix, Inc. (a)(b)	44,425	499,781
		27,074,537

TOTAL HEALTH CARE		403,469,687

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	6,338	511,857
Axon Enterprise, Inc. (a)	13,813	2,331,496
Elbit Systems Ltd. (b)	6,855	1,004,463
Kratos Defense & Security Solutions, Inc. (a)(b)	29,537	582,174
Lilium NV (b)	51,592	367,335
Mercury Systems, Inc. (a)	12,719	622,595
Momentus, Inc. Class A (a)(b)	62,656	431,700
		5,851,620
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	16,758	413,755
Atlas Air Worldwide Holdings, Inc. (a)	7,177	628,777
C.H. Robinson Worldwide, Inc.	25,563	2,430,786
Expeditors International of Washington, Inc.	31,003	3,770,585
Forward Air Corp. (b)	7,211	712,086
Hub Group, Inc. Class A (a)	10,162	789,283
		8,745,272
Airlines - 0.2%
Allegiant Travel Co. (a)(b)	2,520	436,514
American Airlines Group, Inc. (a)(b)	125,230	2,215,319
Frontier Group Holdings, Inc. (b)	42,862	572,208
JetBlue Airways Corp. (a)	72,179	968,642
Ryanair Holdings PLC sponsored ADR (a)	20,962	2,002,919
SkyWest, Inc. (a)	13,311	521,392
United Airlines Holdings, Inc. (a)	61,290	2,590,115
		9,307,109
Building Products - 0.1%
AAON, Inc.	12,273	957,294
American Woodmark Corp. (a)	4,766	293,776
Gibraltar Industries, Inc. (a)(b)	9,338	634,050
UFP Industries, Inc. (b)	14,436	1,202,230
View, Inc. Class A (a)(b)	133,336	562,678
		3,650,028
Commercial Services & Supplies - 0.5%
BioHiTech Global, Inc. (a)(b)	144,659	130,179
Casella Waste Systems, Inc. Class A (a)	11,270	955,471
Cimpress PLC (a)	3,499	272,327
Cintas Corp.	20,775	8,770,997
Copart, Inc. (a)	47,314	6,868,100
Driven Brands Holdings, Inc.	31,960	986,286
Fuel Tech, Inc. (a)(b)	194,962	319,738
Healthcare Services Group, Inc.	19,817	346,798
Millerknoll, Inc. (b)	28,168	1,068,694
Stericycle, Inc. (a)	16,609	938,409
Tetra Tech, Inc.	12,038	2,223,178
		22,880,177
Construction & Engineering - 0.1%
IES Holdings, Inc. (a)	3,899	187,113
Primoris Services Corp.	29,695	665,762
Willscot Mobile Mini Holdings (a)	54,205	2,064,668
		2,917,543
Electrical Equipment - 0.3%
Ballard Power Systems, Inc. (a)(b)	57,005	864,196
Blink Charging Co. (a)(b)	23,312	895,880
Encore Wire Corp. (b)	6,431	903,298
Energy Focus, Inc. (a)(b)	14,986	33,269
Enovix Corp. (b)	47,852	1,674,820
Fluence Energy, Inc.	8,885	281,566
FuelCell Energy, Inc. (a)(b)	138,441	1,201,668
Plug Power, Inc. (a)(b)	84,967	3,385,935
Shoals Technologies Group, Inc. (b)	16,839	473,176
Sunrun, Inc. (a)	41,393	1,905,734
TPI Composites, Inc. (a)(b)	9,967	177,712
Vicor Corp. (a)(b)	7,284	1,044,963
		12,842,217
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	135,160	27,334,758
Icahn Enterprises LP	48,749	2,464,262
Raven Industries, Inc. (a)	14,048	814,784
		30,613,804
Machinery - 0.4%
Altra Industrial Motion Corp.	14,742	777,051
Astec Industries, Inc.	7,509	470,664
Columbus McKinnon Corp. (NY Shares)	12,355	548,809
Franklin Electric Co., Inc.	10,761	947,506
Ideanomics, Inc. (a)(b)	193,188	311,033
Kornit Digital Ltd. (a)(b)	9,559	1,480,785
Lincoln Electric Holdings, Inc.	11,374	1,535,035
Middleby Corp. (a)(b)	10,485	1,831,520
Nikola Corp. (a)	413	4,221
Nordson Corp.	11,193	2,845,149
Omega Flex, Inc. (b)	2,829	333,765
PACCAR, Inc.	67,227	5,608,076
RBC Bearings, Inc. (a)	5,679	1,122,682
Woodward, Inc.	13,482	1,426,396
		19,242,692
Marine - 0.0%
Golden Ocean Group Ltd. (b)	40,502	381,126
Star Bulk Carriers Corp. (b)	54,252	1,139,835
		1,520,961
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	6,949	400,957
CoStar Group, Inc. (a)	76,288	5,932,155
Exponent, Inc.	11,449	1,333,809
First Advantage Corp.	27,005	468,267
Forrester Research, Inc. (a)	8,801	496,728
Huron Consulting Group, Inc. (a)(b)	6,891	314,850
ICF International, Inc.	5,481	530,232
Kelly Services, Inc. Class A (non-vtg.)	22,954	387,004
LegalZoom.com, Inc. (b)	35,946	647,387
ManTech International Corp. Class A	6,993	475,174
ShiftPixy, Inc. (a)(b)	79,046	61,672
Sterling Check Corp. (b)	22,378	531,925
Upwork, Inc. (a)	28,317	1,055,091
Verisk Analytics, Inc.	32,269	7,256,330
		19,891,581
Road & Rail - 0.9%
AMERCO	4,379	3,085,268
Avis Budget Group, Inc. (a)(b)	17,078	4,689,448
CSX Corp.	446,541	15,477,111
Hertz Global Holdings, Inc. (b)	90,969	2,197,811
J.B. Hunt Transport Services, Inc.	19,994	3,822,053
Landstar System, Inc.	6,696	1,128,611
Lyft, Inc. (a)	64,149	2,605,091
Marten Transport Ltd.	27,891	448,487
Old Dominion Freight Lines, Inc.	22,601	8,027,197
Saia, Inc. (a)	6,066	2,008,938
TuSimple Holdings, Inc. (b)	34,564	1,382,214
Universal Logistics Holdings, Inc.	11,112	206,572
Werner Enterprises, Inc. (b)	14,980	675,748
		45,754,549
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	16,981	847,522
Fastenal Co.	111,343	6,588,165
Hudson Technologies, Inc. (a)	89,141	336,062
McGrath RentCorp. (b)	6,823	527,418
Rush Enterprises, Inc. Class A (b)	17,042	868,460
		9,167,627
Transportation Infrastructure - 0.0%
Sino-Global Shipping America Ltd. (a)(b)	90,300	296,184

TOTAL INDUSTRIALS		192,681,364

INFORMATION TECHNOLOGY - 44.0%
Communications Equipment - 1.1%
Applied Optoelectronics, Inc. (a)(b)	62,360	368,548
Casa Systems, Inc. (a)(b)	35,807	178,677
Cisco Systems, Inc.	792,208	43,444,687
CommScope Holding Co., Inc. (a)	51,486	512,801
Ericsson (B Shares) sponsored ADR (b)	78,476	784,760
F5, Inc. (a)	11,602	2,640,383
Infinera Corp. (a)(b)	50,900	413,817
Lumentum Holdings, Inc. (a)	16,353	1,418,950
NETGEAR, Inc. (a)(b)	11,576	309,542
NetScout Systems, Inc. (a)(b)	19,539	584,216
Radware Ltd. (a)	13,572	393,181
ViaSat, Inc. (a)(b)	31,309	1,386,676
Viavi Solutions, Inc. (a)(b)	53,136	786,944
		53,223,182
Electronic Equipment & Components - 0.8%
Advanced Energy Industries, Inc.	8,704	763,254
Avnet, Inc.	23,286	844,583
CDW Corp.	26,397	4,998,536
Cognex Corp.	35,875	2,771,344
Coherent, Inc. (a)	5,694	1,474,347
ePlus, Inc. (a)	3,903	411,727
FARO Technologies, Inc. (a)	5,365	372,653
Flex Ltd. (a)	97,183	1,661,829
II-VI, Inc. (a)(b)	22,992	1,437,690
Innoviz Technologies Ltd. (a)(b)	82,738	594,059
Insight Enterprises, Inc. (a)(b)	8,255	814,108
IPG Photonics Corp. (a)	10,623	1,744,190
Itron, Inc. (a)	9,497	587,959
Littelfuse, Inc. (b)	5,524	1,648,804
National Instruments Corp.	22,803	946,781
Novanta, Inc. (a)(b)	7,976	1,287,725
OSI Systems, Inc. (a)(b)	4,983	453,104
PC Connection, Inc.	7,173	314,464
Plexus Corp. (a)(b)	9,538	802,527
Sanmina Corp. (a)(b)	16,878	616,722
Trimble, Inc. (a)	49,930	4,287,489
TTM Technologies, Inc. (a)(b)	30,362	418,388
Zebra Technologies Corp. Class A (a)	10,584	6,231,648
		35,483,931
IT Services - 2.8%
Affirm Holdings, Inc. (b)	36,775	4,658,657
Akamai Technologies, Inc. (a)	32,064	3,613,613
Amdocs Ltd.	27,243	1,902,106
Automatic Data Processing, Inc.	83,450	19,267,771
BigCommerce Holdings, Inc. (a)(b)	14,358	649,987
Cognizant Technology Solutions Corp. Class A	104,554	8,153,121
Concentrix Corp.	11,563	1,919,458
CSG Systems International, Inc.	9,572	504,540
Data Storage Corp. (a)(b)	41,855	151,934
Dlocal Ltd.	27,492	912,734
Euronet Worldwide, Inc. (a)(b)	11,233	1,138,689
EVO Payments, Inc. Class A (a)	13,496	287,330
ExlService Holdings, Inc. (a)	7,976	1,035,843
Fiserv, Inc. (a)	130,662	12,611,496
Flywire Corp. (b)	17,736	720,791
GDS Holdings Ltd. ADR (a)(b)	22,166	1,242,183
Jack Henry & Associates, Inc.	14,805	2,244,882
MongoDB, Inc. Class A (a)	12,001	5,977,698
Nuvei Corp. (b)(d)	11,761	1,159,164
Okta, Inc. (a)	23,271	5,008,617
Paychex, Inc.	71,191	8,485,967
PayPal Holdings, Inc. (a)	222,114	41,066,657
Rackspace Technology, Inc. (a)(b)	46,586	664,316
Remitly Global, Inc. (b)	32,540	782,912
Repay Holdings Corp. (a)	19,510	319,184
Sabre Corp. (a)(b)	73,782	555,578
StoneCo Ltd. Class A (a)(b)	51,428	802,277
Taoping, Inc. (a)(b)	22,331	66,993
Thoughtworks Holding, Inc. (b)	55,154	1,610,497
Ttec Holdings, Inc. (b)	10,427	879,935
VeriSign, Inc. (a)	21,942	5,264,105
Vnet Group, Inc. ADR (a)	28,560	277,603
Wix.com Ltd. (a)(b)	10,300	1,573,840
		135,510,478
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	236,094	37,390,207
Allegro MicroSystems LLC (a)	34,075	1,064,162
Ambarella, Inc. (a)	8,321	1,493,786
Amkor Technology, Inc. (b)	53,512	1,153,719
Analog Devices, Inc.	91,220	16,442,405
Applied Materials, Inc.	179,940	26,485,369
ASML Holding NV	15,206	12,035,701
Broadcom, Inc.	76,899	42,577,438
Brooks Automation, Inc.	16,007	1,810,392
Canadian Solar, Inc. (a)(b)	14,340	544,060
Cirrus Logic, Inc. (a)(b)	10,474	839,805
CMC Materials, Inc.	6,066	805,565
Cohu, Inc. (a)	11,621	383,144
Diodes, Inc. (a)	10,469	1,113,378
Enphase Energy, Inc. (a)	26,087	6,521,750
Entegris, Inc.	27,535	4,022,313
First Solar, Inc. (a)	20,980	2,173,528
FormFactor, Inc. (a)	18,148	760,764
GlobalFoundries, Inc. (b)	96,537	6,684,222
Intel Corp.	766,753	37,724,248
KLA Corp.	30,179	12,316,955
Kulicke & Soffa Industries, Inc. (b)	14,892	858,673
Lam Research Corp.	28,028	19,054,836
Lattice Semiconductor Corp. (a)	29,520	2,241,454
MACOM Technology Solutions Holdings, Inc. (a)	15,473	1,112,663
Marvell Technology, Inc.	174,877	12,445,996
Meta Materials, Inc. (a)(b)	87,428	320,861
Microchip Technology, Inc.	105,192	8,776,169
Micron Technology, Inc.	219,380	18,427,920
MKS Instruments, Inc.	11,533	1,754,861
Monolithic Power Systems, Inc.	9,116	5,045,341
Nova Ltd. (a)(b)	7,019	902,292
NVIDIA Corp.	473,130	154,599,959
NXP Semiconductors NV	54,285	12,125,098
ON Semiconductor Corp. (a)	77,375	4,753,146
Power Integrations, Inc.	13,341	1,334,500
Qorvo, Inc. (a)	22,821	3,337,115
Qualcomm, Inc.	217,756	39,318,023
Rambus, Inc. (a)	28,743	773,187
Semtech Corp. (a)	14,690	1,258,492
Silicon Laboratories, Inc. (a)(b)	9,196	1,804,899
SiTime Corp. (a)	4,851	1,447,926
Skyworks Solutions, Inc.	32,857	4,983,093
SolarEdge Technologies, Inc. (a)	10,548	3,457,212
SunPower Corp. (a)(b)	35,120	1,006,188
Synaptics, Inc. (a)(b)	7,753	2,188,207
Teradyne, Inc.	33,638	5,142,241
Texas Instruments, Inc.	176,336	33,921,756
Tower Semiconductor Ltd. (a)	25,158	892,606
Universal Display Corp.	9,611	1,374,854
Xilinx, Inc.	48,922	11,176,231
		570,178,710
Software - 16.3%
ACI Worldwide, Inc. (a)	26,546	773,550
Adobe, Inc. (a)	90,037	60,311,284
Alarm.com Holdings, Inc. (a)(b)	11,361	906,494
Alkami Technology, Inc. (a)	15,428	442,629
Altair Engineering, Inc. Class A (a)(b)	11,270	839,052
ANSYS, Inc. (a)	16,786	6,571,383
AppFolio, Inc. (a)	4,273	514,854
Appian Corp. Class A (a)(b)	6,910	513,759
AppLovin Corp.	38,616	3,518,304
Aspen Technology, Inc. (a)(b)	14,252	2,066,968
Atlassian Corp. PLC (a)	25,675	9,662,016
Autodesk, Inc. (a)	43,021	10,935,508
AvidXchange Holdings, Inc. (b)	34,806	743,456
Bentley Systems, Inc. Class B (b)	48,776	2,340,760
Blackbaud, Inc. (a)(b)	11,612	876,242
BlackLine, Inc. (a)(b)	12,694	1,396,975
Bottomline Technologies, Inc. (a)(b)	11,627	521,355
Cadence Design Systems, Inc. (a)	54,395	9,652,937
CDK Global, Inc.	26,201	1,012,407
Cerence, Inc. (a)(b)	9,061	681,206
Check Point Software Technologies Ltd. (a)	27,570	3,068,817
Citrix Systems, Inc.	23,355	1,878,443
Cognyte Software Ltd. (b)	15,085	307,281
CommVault Systems, Inc. (a)	4,505	283,274
Consensus Cloud Solutions, Inc.	3,370	211,097
Couchbase, Inc. (b)	7,276	240,472
Coupa Software, Inc. (a)(b)	13,252	2,606,138
Crowdstrike Holdings, Inc. (a)	35,964	7,809,223
CyberArk Software Ltd. (a)(b)	8,390	1,450,212
Datadog, Inc. Class A (a)	45,419	8,097,754
Descartes Systems Group, Inc. (a)	18,557	1,491,241
Digital Turbine, Inc. (a)(b)	19,299	1,024,005
Docebo, Inc.	6,388	455,081
DocuSign, Inc. (a)	36,954	9,103,987
Domo, Inc. Class B (a)	7,278	526,563
Dropbox, Inc. Class A (a)(b)	57,226	1,408,332
Duck Creek Technologies, Inc. (a)	7,056	201,731
Everbridge, Inc. (a)	7,232	820,253
EverCommerce, Inc. (b)	35,310	574,847
Five9, Inc. (a)	13,456	1,915,192
Fortinet, Inc. (a)	31,271	10,385,412
GTY Technology Holdings, Inc. (a)(b)	43,966	289,296
HIVE Blockchain Technologies Ltd. (a)(b)	102,224	385,384
Hut 8 Mining Corp. (a)(b)	63,663	767,139
Intapp, Inc. (b)	10,670	292,251
InterDigital, Inc.	8,096	549,799
Intrusion, Inc. (a)(b)	41,360	147,242
Intuit, Inc.	50,504	32,943,759
Jamf Holding Corp. (a)(b)	27,093	873,207
Kaltura, Inc. (b)	22,616	107,200
LivePerson, Inc. (a)(b)	15,329	592,619
Magic Software Enterprises Ltd. (b)	17,515	376,573
Mandiant, Inc. (a)(b)	51,383	871,970
Manhattan Associates, Inc. (a)	13,640	2,130,022
Marathon Digital Holdings, Inc. (a)(b)	28,804	1,471,020
Matterport, Inc. (b)	67,195	2,175,774
McAfee Corp.	24,124	623,605
Microsoft Corp.	1,403,638	464,028,686
MicroStrategy, Inc. Class A (a)(b)	1,261	909,723
Mimecast Ltd. (a)	14,996	1,214,676
Momentive Global, Inc. (a)	33,546	685,345
Monday.com Ltd. (b)	8,400	3,022,320
nCino, Inc. (a)(b)	20,022	1,243,767
NICE Systems Ltd. sponsored ADR (a)	9,555	2,789,869
NortonLifeLock, Inc.	111,149	2,762,053
Nuance Communications, Inc. (a)	26,005	1,443,017
Nutanix, Inc. Class A (a)	41,888	1,391,519
NXT-ID, Inc. (a)	1	3
Open Text Corp. (b)	34,943	1,656,648
Palo Alto Networks, Inc. (a)(b)	18,326	10,023,222
Paycor HCM, Inc.	31,136	916,644
Paylocity Holding Corp. (a)	11,388	2,873,648
Pegasystems, Inc.	16,836	1,933,110
Powerbridge Technologies Co. Ltd. (a)(b)	536,563	510,003
Progress Software Corp. (b)	11,817	572,534
PTC, Inc. (a)	23,631	2,589,485
Qualtrics International, Inc.	14,536	470,385
Qualys, Inc. (a)(b)	7,766	1,011,832
Rapid7, Inc. (a)	10,912	1,353,743
Riot Blockchain, Inc. (a)(b)	16,426	613,840
Sapiens International Corp. NV	15,693	556,631
Smith Micro Software, Inc. (a)(b)	56,838	311,472
Splunk, Inc. (a)	31,925	3,862,925
Sprout Social, Inc. (a)	11,293	1,261,202
SPS Commerce, Inc. (a)	8,357	1,178,253
SS&C Technologies Holdings, Inc.	51,801	3,953,970
Synopsys, Inc. (a)	30,154	10,282,514
Telos Corp.	14,361	226,186
Tenable Holdings, Inc. (a)	22,962	1,134,323
The Trade Desk, Inc. (a)	85,049	8,795,768
Upland Software, Inc. (a)	8,745	171,227
Varonis Systems, Inc. (a)	21,892	1,134,225
Verint Systems, Inc. (a)(b)	15,085	717,895
Vonage Holdings Corp. (a)	68,927	1,421,275
WalkMe Ltd.	15,157	286,467
Workday, Inc. Class A (a)	34,540	9,471,904
Xperi Holding Corp. (b)	27,378	490,614
Zoom Video Communications, Inc. Class A (a)	45,559	9,631,628
Zscaler, Inc. (a)(b)	26,680	9,257,160
		780,899,065
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	3,088,763	510,572,513
Canaan, Inc. ADR (a)(b)	48,245	424,074
Corsair Gaming, Inc. (a)(b)	15,504	347,290
Logitech International SA (b)	34,405	2,742,079
NetApp, Inc.	45,658	4,058,083
Seagate Technology Holdings PLC	48,543	4,983,910
Super Micro Computer, Inc. (a)	14,607	604,730
Western Digital Corp. (a)	62,064	3,589,782
Xerox Holdings Corp.	33,805	622,688
		527,945,149

TOTAL INFORMATION TECHNOLOGY		2,103,240,515

MATERIALS - 0.3%
Chemicals - 0.1%
Balchem Corp.	7,507	1,186,106
Diversey Holdings Ltd. (b)	56,710	747,438
Innospec, Inc.	6,366	516,919
Methanex Corp. (b)	23,782	951,042
PureCycle Technologies, Inc. (b)	49,274	606,070
		4,007,575
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	33,864	420,252
Silgan Holdings, Inc. (b)	21,950	910,267
TriMas Corp. (b)	12,717	421,187
		1,751,706
Metals & Mining - 0.2%
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp. (b)	9,186	819,667
Pan American Silver Corp. (b)	48,660	1,242,776
Royal Gold, Inc.	12,393	1,239,672
SSR Mining, Inc. (b)	38,297	695,856
Steel Dynamics, Inc. (b)	44,649	2,670,010
		6,667,981

TOTAL MATERIALS		12,427,262

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	24,654	498,257
CyrusOne, Inc.	25,423	2,263,155
Equinix, Inc.	17,469	14,188,322
Gaming & Leisure Properties	41,173	1,857,726
Host Hotels & Resorts, Inc. (a)	146,475	2,299,658
Industrial Logistics Properties Trust	18,655	413,395
Lamar Advertising Co. Class A	18,107	1,978,371
Potlatch Corp.	13,325	721,416
Regency Centers Corp.	35,626	2,470,307
Retail Opportunity Investments Corp.	32,086	563,430
Sabra Health Care REIT, Inc.	48,244	623,795
SBA Communications Corp. Class A	21,017	7,225,645
Service Properties Trust	43,903	373,615
Uniti Group, Inc.	58,360	774,437
		36,251,529
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	9,109	1,232,903
Comstock Holding Companies, Inc. (a)(b)	114,572	547,654
eXp World Holdings, Inc. (b)	33,022	1,212,238
FirstService Corp. (b)	9,206	1,772,523
Opendoor Technologies, Inc. (a)(b)	73,207	1,159,599
Redfin Corp. (a)(b)	22,793	927,447
Zillow Group, Inc.:
Class A (a)(b)	12,905	698,290
Class C (a)(b)	35,896	1,948,076
		9,498,730

TOTAL REAL ESTATE		45,750,259

UTILITIES - 0.6%
Electric Utilities - 0.6%
Alliant Energy Corp.	46,853	2,567,076
American Electric Power Co., Inc.	99,373	8,054,182
Exelon Corp.	197,218	10,399,305
MGE Energy, Inc.	8,901	646,124
Xcel Energy, Inc.	102,301	6,519,643
		28,186,330
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	23,467	900,194
ReNew Energy Global PLC	31,267	240,443
		1,140,637
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	12,353	683,121
Water Utilities - 0.0%
Middlesex Water Co. (b)	6,973	718,498

TOTAL UTILITIES		30,728,586

TOTAL COMMON STOCKS
(Cost $2,425,610,992)		4,760,632,468

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.06% (e)	20,285,391	20,289,448
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	267,911,986	267,938,777
TOTAL MONEY MARKET FUNDS
(Cost $288,226,023)		288,228,225
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $2,713,837,015)		5,048,860,693
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(264,152,851)
NET ASSETS - 100%		$4,784,707,842

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	77	Dec. 2021	$24,871,770	$790,179	$790,179

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,159,164 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$14,818,842	$216,487,820	$211,017,194	$6,828	$(19)	$(1)	$20,289,448	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	50,632,578	1,072,286,317	854,980,118	5,049,236	--	--	267,938,777	0.8%
Total	$65,451,420	$1,288,774,137	$1,065,997,312	$5,056,064	$(19)	$(1)	$288,228,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$748,219,513	$748,219,513	$--	$--
Consumer Discretionary	832,557,050	832,557,050	--	--
Consumer Staples	162,261,242	162,261,242	--	--
Energy	18,971,790	18,971,790	--	--
Financials	210,325,200	210,325,200	--	--
Health Care	403,469,687	403,437,986	11	31,690
Industrials	192,681,364	192,681,364	--	--
Information Technology	2,103,240,515	2,103,240,515	--	--
Materials	12,427,262	12,427,262	--	--
Real Estate	45,750,259	45,750,259	--	--
Utilities	30,728,586	30,728,586	--	--
Money Market Funds	288,228,225	288,228,225	--	--
Total Investments in Securities:	$5,048,860,693	$5,048,828,992	$11	$31,690
Derivative Instruments:
Assets
Futures Contracts	$790,179	$790,179	$--	$--
Total Assets	$790,179	$790,179	$--	$--
Total Derivative Instruments:	$790,179	$790,179	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$790,179	$0
Total Equity Risk	790,179	0
Total Value of Derivatives	$790,179	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021
Assets
Investment in securities, at value (including securities loaned of $256,543,621) — See accompanying schedule: Unaffiliated issuers (cost $2,425,610,992)	$4,760,632,468
Fidelity Central Funds (cost $288,226,023)	288,228,225
Total Investment in Securities (cost $2,713,837,015)		$5,048,860,693
Segregated cash with brokers for derivative instruments		1,241,000
Cash		328
Foreign currency held at value (cost $162,443)		155,789
Receivable for fund shares sold		9,219,603
Dividends receivable		2,848,880
Distributions receivable from Fidelity Central Funds		541,497
Other receivables		40
Total assets		5,062,867,830
Liabilities
Payable for investments purchased	$9,021,842
Accrued management fee	846,606
Payable for daily variation margin on futures contracts	354,999
Collateral on securities loaned	267,936,541
Total liabilities		278,159,988
Net Assets		$4,784,707,842
Net Assets consist of:
Paid in capital		$2,453,035,968
Total accumulated earnings (loss)		2,331,671,874
Net Assets		$4,784,707,842
Net Asset Value per share ($4,784,707,842 ÷ 79,100,000 shares)		$60.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2021
Investment Income
Dividends		$29,397,769
Income from Fidelity Central Funds (including $5,049,236 from security lending)		5,056,064
Total income		34,453,833
Expenses
Management fee	$8,708,092
Independent trustees' fees and expenses	14,772
Total expenses before reductions	8,722,864
Expense reductions	(103)
Total expenses after reductions		8,722,761
Net investment income (loss)		25,731,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,601,466)
Redemptions in-kind	112,743,618
Fidelity Central Funds	(19)
Foreign currency transactions	198
Futures contracts	3,323,886
Total net realized gain (loss)		107,466,217
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	857,038,645
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(8,818)
Futures contracts	(24,762)
Total change in net unrealized appreciation (depreciation)		857,005,064
Net gain (loss)		964,471,281
Net increase (decrease) in net assets resulting from operations		$990,202,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2021	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,731,072	$23,668,426
Net realized gain (loss)	107,466,217	154,733,037
Change in net unrealized appreciation (depreciation)	857,005,064	784,115,364
Net increase (decrease) in net assets resulting from operations	990,202,353	962,516,827
Distributions to shareholders	(24,172,380)	(43,848,230)
Share transactions
Proceeds from sales of shares	635,282,012	451,237,974
Cost of shares redeemed	(162,724,762)	(226,256,019)
Net increase (decrease) in net assets resulting from share transactions	472,557,250	224,981,955
Total increase (decrease) in net assets	1,438,587,223	1,143,650,552
Net Assets
Beginning of period	3,346,120,619	2,202,470,067
End of period	$4,784,707,842	$3,346,120,619
Other Information
Shares(a)
Sold	11,700,000	11,600,000
Redeemed	(3,100,000)	(5,700,000)
Net increase (decrease)	8,600,000	5,900,000

 (a) Share activity prior to April 8, 2021 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index ETF

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share DataA
Net asset value, beginning of period	$47.46	$34.09	$28.79	$27.05	$20.97
Income from Investment Operations
Net investment income (loss)B	.34	.35	.35	.28	.24
Net realized and unrealized gain (loss)	13.01	13.68	5.30	1.73	6.06
Total from investment operations	13.35	14.03	5.65	2.01	6.30
Distributions from net investment income	(.32)	(.34)	(.35)	(.27)	(.22)
Distributions from net realized gain	–	(.32)	–	–	–
Total distributions	(.32)	(.66)	(.35)	(.27)	(.22)
Net asset value, end of period	$60.49	$47.46	$34.09	$28.79	$27.05
Total ReturnC,D	28.23%	41.87%	19.83%	7.42%	30.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%	.21%	.27%	.27%	.31%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.62%	.90%	1.15%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$4,784,708	$3,346,121	$2,202,470	$1,848,322	$1,479,445
Portfolio turnover rateG,H	11%	19%	6%	10%	12%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Based on net asset value.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2021

1. Organization.

Fidelity Nasdaq Composite Index ETF (the Fund)(formerly Fidelity Nasdaq Composite Index Tracking Stock) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Effective April 8, 2021, the Fund underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Fund by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and the Shares activity presented in the Statement of Changes in Net Assets have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,432,688,779
Gross unrealized depreciation	(98,991,682)
Net unrealized appreciation (depreciation)	$2,333,697,097
Tax Cost	$2,715,163,596

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,545,727
Capital loss carryforward	$(8,496,719)
Net unrealized appreciation (depreciation) on securities and other investments	$2,333,622,866

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,496,719)

The tax character of distributions paid was as follows:

	November 30, 2021	November 30, 2020
Ordinary Income	$24,172,380	$ 24,911,230
Long-term Capital Gains	–	18,937,000
Total	$24,172,380	$ 43,848,230

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments(variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	484,665,507	450,427,282

Securities received and delivered in-kind through subscriptions and redemptions totaled $623,831,444 and $160,140,045, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index ETF	$528,278	$355,692	$2,468,095

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $103.

9. Share Transactions.

Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index ETF (the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 314 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Nasdaq Composite Index ETF	.21%
Actual		$1,000.00	$1,135.30	$1.12
Hypothetical-C		$1,000.00	$1,024.02	$1.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 69%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 87%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3% of the dividend distributed in December during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index ETF

At its July 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.20 basis points, effective August 1, 2021. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2021 and July 2021 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2021 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the July 2021 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale.  The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2021 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. At the July 2021 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

ETF-ANN-0122
1.795540.118

Item 2.

Code of Ethics

As of the end of the period, November 30, 2021, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index ETF (the “Fund”):

Services Billed by PwC

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$45,100	$400	$61,600	$1,500

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$45,800	$4,500	$12,700	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2021A	November 30, 2020A
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2021A	November 30, 2020A
PwC	$14,183,000	$14,561,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2021, the members of the Audit Committee were Joseph Mauriello, Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy, Garnett A. Smith and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022